Schedule of anti-dilutive securities excluded from computation of diluted earnings per share (Details) - shares	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	53,874,327	40,813,570
Options
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	24,288,919	14,388,066
Warrants issued with $0.75 units
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	3,234,960
2015 Secured convertible debentures warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	1,318,332
2016 Unsecured convertible debenture warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	100,002
2017 Secured convertible debenture warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	107,136	928,542
2018 equity warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	10,512,208	18,570,500
2018 February 2018 financing warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	4,413,498	0
2019 June financing warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	2,184,540	0
Joint venture and Inner Spirit issued warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	11,571,235	0
Convertible debenture broker/finder warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	796,791	2,273,168